UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
8/31/13 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.7%)(a)
	Rating(RAT)	Principal amount	Value

Delaware (0.7%)

DE River & Bay Auth. Rev. Bonds, Ser. A, 5s, 1/1/42	A1	$1,595,000	$1,592,480

			1,592,480
Guam (1.3%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,125,000	1,132,538

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	1,000,000	1,018,240

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	450,000	426,447

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	500,000	491,680

			3,068,905
New Jersey (82.7%)

Bayonne, G.O. Bonds (School Bldg.), AGM, 5s, 7/15/25	Aa3	1,859,000	1,910,773

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,450,000	1,256,266
5s, 12/1/18	Aa2	750,000	865,395
4s, 12/1/17	Aa2	850,000	937,312
3s, 12/1/16	Aa2	1,000,000	1,063,240

Camden Cnty., Impt. Auth. VRDN (Sr. Redev. Harvest Village), Ser. A, 0.07s, 7/1/29	A-1	1,090,000	1,090,000

Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5 1/2s, 10/1/30	Aa2	1,290,000	1,374,160
Ser. 06, AMBAC, 5 1/4s, 12/15/20	Aa2	1,000,000	1,170,300
AMBAC, 5s, 12/15/23	Aa2	2,000,000	2,202,440

Freehold, Regl. High School Dist. G.O. Bonds, FGIC, NATL, 5s, 3/1/19	AA	1,500,000	1,710,210

Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5 3/4s, 11/1/28	AAA	2,000,000	2,328,300
Ser. B, AGM, zero %, 11/1/24	AAA	6,000,000	3,811,080

Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	AA+	2,310,000	2,471,284
5s, 4/1/23	AA+	500,000	542,865

Hillsborough Twp., School Dist. G.O. Bonds, AGM, 5 3/8s, 10/1/21	AA-	1,720,000	2,020,329

Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s, 1/1/14	A+/P	430,000	436,540

Middlesex Cnty., Rev. Bonds (Civic Sq. IV Redev.), 5s, 10/15/28	AA+	2,495,000	2,690,383

Middletown, Twp. Board of Ed. G.O. Bonds, 5s, 8/1/27	AA	1,500,000	1,605,555

Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aaa	1,150,000	1,326,698

New Brunswick, Pkg. Auth. Rev. Bonds (City Gtd. Pkg.)
5s, 9/1/30	A+	250,000	251,258
5s, 9/1/29	A+	250,000	253,250

Newark, G.O. Bonds (Qualified Gen. Impt.), Ser. A, 5s, 7/15/15	A1	1,500,000	1,612,080

NJ Env. Infrastructure Trust Rev. Bonds, Ser. B, 5s, 9/1/30	Aaa	1,445,000	1,490,098

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll., 6 3/4s, 7/1/19 (Escrowed to maturity)	AA-	5,000,000	5,919,142
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	1,000,000	982,560
(AHS Hosp. Corp.), 6s, 7/1/41	A1	2,500,000	2,719,025
(Chilton Memorial Hosp.), 5 3/4s, 7/1/39	BBB+	2,000,000	2,060,560
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Ba1	1,500,000	1,412,850
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BBB-/F	1,750,000	1,672,843
(Barnabas Hlth.), Ser. A, 5 5/8s, 7/1/32	Baa1	2,000,000	2,047,440
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/36	Baa3	600,000	601,494
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/30	Baa3	900,000	904,878
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	AA-	1,000,000	1,032,270
(Hackensack U. Med. Ctr.), 5 1/8s, 1/1/21	A3	1,425,000	1,498,943
(South Jersey Hosp.), 5s, 7/1/46	A2	3,055,000	2,890,244
(Holy Name Hosp.), 5s, 7/1/36	Baa2	1,500,000	1,368,540
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	1,710,000	1,570,926
(Hackensack U. Med. Ctr.), 5s, 1/1/34	A3	750,000	721,253
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	A1	1,000,000	1,050,150
(AHS Hosp. Corp.), Ser. A, 5s, 7/1/27	A1	500,000	509,180
(South Jersey Hosp.), 5s, 7/1/26	A2	1,500,000	1,518,390
(Holy Name Med. Ctr.), 5s, 7/1/25	Baa2	1,000,000	1,009,130
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/24	A1	1,555,000	1,638,830
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/24	Baa3	400,000	401,976
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A1	1,500,000	1,583,070
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	1,021,410

NJ Hlth. Care Fac. Fin. Auth. VRDN
(Virtua Hlth.), Ser. C, 0.06s, 7/1/43	A-1	2,065,000	2,065,000
(Virtua Hlth.), Ser. B, 0.05s, 7/1/43	A-1	1,300,000	1,300,000
(Compensation Program), Ser. A-4, 0.04s, 7/1/27	VMIG1	1,350,000	1,350,000

NJ Inst. of Tech. Rev. Bonds, Ser. A, 5s, 7/1/32	A1	1,250,000	1,299,638

NJ State G.O. Bonds
5s, 6/1/27 (Prerefunded 6/1/17)	Aa3	1,500,000	1,713,690
Ser. Q, 5s, 8/15/19	Aa3	1,400,000	1,622,362

NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A1	2,400,000	1,422,840

NJ State Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Baa3	1,300,000	1,319,006
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	750,000	739,448
(Paterson Charter School Science & Tech.), Ser. A, 6s, 7/1/32	BBB-	800,000	806,456
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	1,550,000	1,613,163
(School Fac. Construction), Ser. N-1, AMBAC, 5 1/2s, 9/1/24	A1	1,500,000	1,688,535
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A1	1,500,000	1,550,400
(School Fac. Construction), Ser. Y, 5s, 9/1/33	A1	500,000	500,215
(School Fac.), Ser. U, AGM, 5s, 9/1/32	AA-	1,000,000	1,020,990
(Paterson Charter School), Ser. C, 5s, 7/1/32	BBB-	1,125,000	1,013,108
(Seeing Eye, Inc.), 5s, 6/1/32	A	2,015,000	2,017,680
(School Fac. Construction), Ser. P, 5s, 9/1/30 (Prerefunded 9/1/15)	A1	2,040,000	2,223,151
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	1,000,000	1,011,920
Ser. II, 5s, 3/1/27	A1	2,000,000	2,069,900
5s, 6/15/26	Baa1	2,000,000	1,979,380
(Middlesex Wtr. Co., Inc.), Ser. A, 5s, 10/1/23	A	1,500,000	1,650,750
(School Fac. Construction), Ser. L, AGM, 5s, 3/1/23 (Prerefunded 3/1/15)	AA-	2,545,000	2,720,580
(School Facs. Construction), Ser. NN, 5s, 3/1/19	A1	2,000,000	2,250,580

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A, 4 3/4s, 6/15/32	Baa3	1,000,000	913,880

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	200,000	180,632

NJ State Econ. Dev. Auth. Solid Waste Fac. Mandatory Put Bonds (6/1/14) (Disp. Waste Mgt.), Ser. A, 5.3s, 6/1/15	BBB	1,500,000	1,543,380

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	3,500,000	3,630,515
Ser. B, 5.6s, 11/1/34	A1	500,000	517,915
Ser. D, 4 7/8s, 11/1/29	A1	700,000	704,788

NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, 7 1/2s, 12/1/32 (Prerefunded 6/1/19)	Baa1	500,000	650,585
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB/F	1,000,000	1,021,340
(Kean U.), Ser. A, 5 1/2s, 9/1/36	A2	1,635,000	1,725,252
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB/F	1,000,000	1,007,270
(Montclair State U.), Ser. J, 5 1/4s, 7/1/38	A1	500,000	519,135
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa2	1,575,000	1,608,185
(Ramapo College of NJ), Ser. B, 5s, 7/1/37	A2	820,000	822,263
(Rider U.), Ser. A, 5s, 7/1/37	Baa1	500,000	464,485
(Rider U.), Ser. A, 5s, 7/1/32	Baa1	1,200,000	1,158,744
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	A2	1,000,000	1,050,570
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	A1	2,000,000	2,112,860
(Georgian Court U.), Ser. D, 5s, 7/1/27	Baa2	1,000,000	1,012,410
(College of NJ), Ser. D, AGM, 5s, 7/1/26	AA-	1,000,000	1,056,430
(College of NJ), Ser. D, AGM, 5s, 7/1/25	AA-	1,500,000	1,596,225
(Kean U.), Ser. A, 5s, 9/1/24	A2	1,500,000	1,623,135
(William Paterson U.), Ser. A, NATL, FGIC, 5s, 7/1/22 (Prerefunded 7/1/14)	A1	1,110,000	1,153,468
(Rowan U.), Ser. C, NATL, 5s, 7/1/21 (Prerefunded 7/1/14)	A+	1,565,000	1,626,285
(Montclair State U.), Ser. J, 5s, 7/1/19	A1	455,000	503,740
(Higher Ed. Cap. Impt. Fund), Ser. A, AGM, 5s, 9/1/17	AA-	4,315,000	4,494,892

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan)
Ser. A, 5 5/8s, 6/1/30	AA	1,750,000	1,795,938
Ser. 2, 5s, 12/1/26	Aa3	1,140,000	1,155,116
Ser. 1A, 5s, 12/1/22	Aa2	2,500,000	2,599,225
Ser. A, 5s, 6/1/18	AA	2,000,000	2,212,640

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Lukes Warren Hosp.), 5s, 8/15/31	A3	1,000,000	997,620
(St. Barnabas Corp.), Ser. A, 5s, 7/1/22	Baa1	1,000,000	1,050,130

NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6 3/8s, 10/1/28	Aa2	580,000	601,698
Ser. A, 4.2s, 11/1/32	A+	1,000,000	906,360

NJ State Tpk. Auth. Rev. Bonds
Ser. C, NATL, 6 1/2s, 1/1/16 (Escrowed to maturity)	A+	2,490,000	2,676,526
Ser. E, 5 1/4s, 1/1/40	A+	2,000,000	2,020,180
Ser. A, 5s, 1/1/28	A+	2,500,000	2,564,400
Ser. A, 5s, 1/1/24	A+	1,000,000	1,084,500
Ser. B, 5s, 1/1/19	A+	1,000,000	1,132,350

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. A, 5 7/8s, 12/15/38	A1	1,350,000	1,480,707
(Trans Syst.), Ser. B, 5 1/4s, 6/15/36	A1	1,000,000	1,020,390
(Trans. Syst.), Ser. D, 5 1/4s, 12/15/23	A1	2,000,000	2,246,540
(Trans. Syst.), Ser. A, AGM, AMBAC, 5s, 12/15/32	AA-	2,500,000	2,570,500
(Trans. Syst.), Ser. A, AMBAC, 5s, 12/15/27	A1	2,475,000	2,564,372
(Trans. Syst.), Ser. A, zero %, 12/15/33	A1	5,100,000	1,622,004

NJ State Trans. Trust Fund Auth. VRDN (Trans. Syst.), Ser. C, 0.03s, 6/15/32	VMIG1	1,500,000	1,500,000

North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	499,294
zero %, 12/15/26	Aa3	1,000,000	529,940

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5s, 6/1/42	A-	2,000,000	1,958,040

Northern Burlington Cnty., Regl. School Dist. G.O. Bonds, FGIC, NATL, 5 1/4s, 4/1/17	Aa3	1,130,000	1,269,702

Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, NATL, 5 1/4s, 1/1/22	Aaa	2,000,000	2,319,560

Rutgers State U. COP, AMBAC, 5s, 1/1/24	Aa3	1,800,000	1,816,020

Rutgers State U. Rev. Bonds
Ser. F, 5s, 5/1/30	Aa3	1,000,000	1,066,800
Ser. E, FGIC, NATL, 5s, 5/1/25 (Prerefunded 5/1/14)	Aa3	1,330,000	1,372,068
Ser. L, 5s, 5/1/21	Aa3	1,500,000	1,719,240

South Jersey, Trans. Auth. Rev. Bonds, Ser. A, 5s, 11/1/29	A-	2,000,000	2,041,120

Sussex Cnty., Muni. Util. Auth. Rev. Bonds (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	Aa2	1,500,000	643,500

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A
5s, 6/1/41	B2	2,000,000	1,347,880
4 3/4s, 6/1/34	B2	2,000,000	1,382,080
4 5/8s, 6/1/26	B1	1,000,000	795,350
4 1/2s, 6/1/23	B1	855,000	771,920

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	1,500,000	1,487,715

Wayne Twp., School Dist. G.O. Bonds, 4s, 7/15/19	AA-	785,000	854,614

Woodbridge Twp., Board of Ed. G.O. Bonds, 4 1/2s, 7/15/26	Aa2	1,000,000	1,031,680

			196,909,815
New York (4.3%)

NY City, G.O. Bonds, Ser. C, 5s, 8/1/24	Aa2	2,445,000	2,670,405

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. AA, 5s, 6/15/34	AA+	750,000	767,408

Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s, 6/1/94	Aa3	5,000,000	5,334,000

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	1,000,000	1,089,140

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	440,000	427,636

			10,288,589
Pennsylvania (0.7%)

Delaware River Port Auth. PA & NJ Rev. Bonds (Port Dist.), 5s, 1/1/18	Baa3	1,500,000	1,585,140

			1,585,140
Puerto Rico (7.4%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, 6s, 7/1/40	Baa3	1,975,000	1,485,852
Ser. A, FGIC, 5 1/2s, 7/1/21	Baa3	1,490,000	1,376,328
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	A	2,500,000	2,388,500

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Ba1	2,300,000	1,675,205
6s, 7/1/38	Ba1	840,000	625,481

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. A, 5s, 7/1/29	BBB	1,000,000	754,590

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. N, 5 1/2s, 7/1/25	BBB	1,000,000	887,980

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds
(Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,000,000	931,950
(Intl. American U.), 5s, 10/1/31	A-	250,000	217,653

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/25	BBB+	1,025,000	862,456

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa3	1,000,000	712,990
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	570,000	428,133

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	5,000,000	4,454,450
Ser. C, 5 1/4s, 8/1/40	Aa3	1,000,000	889,470

			17,691,038
Virgin Islands (0.6%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	450,000	462,627
Ser. A-1, 5s, 10/1/39	Baa2	525,000	488,849
Ser. A, 5s, 10/1/25	Baa2	450,000	462,114

			1,413,590
TOTAL INVESTMENTS

Total investments (cost $231,012,743)(b)			$232,549,557

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $238,089,629.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $230,903,700, resulting in gross unrealized appreciation and depreciation of $9,336,354 and $7,690,497, respectively, or net unrealized appreciation of $1,645,857.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	16.0%
	State debt	15.6
	Local debt	13.2
	Education	10.6
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	12.6%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	—	232,549,557	—

Totals by level	$—	$232,549,557	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013